Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 73	$ 130
Other comprehensive income before reclassifications, net of tax	(88)	(57)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	0	4
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (15)	73
Pension Plan, Defined Benefit [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax		0
Accumulated Other Comprehensive Income (Loss), Net of Tax
Foreign Currency Translation Gains Losses [Member]
Changes in Accumulated Other Comprehensive Income [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax		$ 130
Accumulated Other Comprehensive Income (Loss), Net of Tax